Acquisitions (Tables)	12 Months Ended
Dec. 31, 2016
C2 Gaming, LLC [Member]
Summary of consideration paid for the Acquisition

The following summarizes the consideration paid for C2 Gaming (in thousands):

Paid at close	$11,000
One-year payment	9,000
Contingent consideration	3,000
Working capital adjustment	273

Total consideration	$23,273

Summary of purchase price allocation to the estimated fair values of the assets acquired and liabilities assumed

The allocation of the purchase price to the estimated fair values of the assets acquired and the liabilities assumed was as follows (in thousands):

At May 6, 2014
Current assets	$545
Property and equipment	534
Goodwill	13,744
Intangible assets	8,722

Total assets	23,545
Total liabilities	272

Total equity purchase price	$23,273

Our estimates of the fair values of depreciable tangible assets were as follows (in thousands):

	Fair values at May 6, 2014	Average remaining useful life (in years)
Property and equipment	$534	1—5

Estimates of the fair values of identifiable intangible assets acquired

Our estimates of the fair values of identifiable intangible assets were as follows (in thousands):

	Fair values at May 6, 2014	Average remaining useful life (in years)
Gaming software and technology platforms	$3,685	3—5
Customer relationships	5,037	7

Total intangible assets	$8,722

Cadillac Jack [Member]
Summary of consideration paid for the Acquisition

The following summarizes the consideration paid for Cadillac Jack (in thousands):

Contractual cash purchase price adjusted for working capital	$369,760
Seller note	12,000
Contingent receivable	(1,300)

Total consideration	$380,460

Summary of purchase price allocation to the estimated fair values of the assets acquired and liabilities assumed

Our estimates of the fair values of depreciable tangible assets are as follows (in thousands):

	Fair values at May 29, 2015	Average remaining useful life (in years)
Gaming equipment	$23,065	1—5
Other property and equipment	6,569	2—3

Total property and equipment	$29,634

The allocation of the purchase price to the estimated fair values of the assets acquired and the liabilities assumed was as follows (in thousands):

At May 29, 2015
Currents assets(1)	$34,871
Property and equipment	29,634
Goodwill	171,497
Intangible assets	199,752
Other long-term assets	23,828

Total assets	459,582
Current liabilities	8,636
Deferred tax liability non-current	51,486
Other long-term liabilities	19,000

Total equity purchase price	$380,460

(1)	Current assets includes $4.2 million of cash acquired.

Estimates of the fair values of identifiable intangible assets acquired

Our estimates of the fair values of identifiable intangible assets are as follows (in thousands):

	Fair values at May 29, 2015	Average remaining useful life (in years)
Trade names	$3,000	5
Brand names	10,600	3—5
Customer relationships	107,000	5—12
Gaming software and technology platforms	79,152	2—7

Total intangible assets	$199,752

Business Combination, Pro Forma Information, Actual Since Acquisition

The revenue and net loss of Cadillac Jack from the acquisition date through December 31, 2015, are presented below and are included in our consolidated statements of operations and comprehensive loss. These amounts are not necessarily indicative of the results of operations that Cadillac Jack would have realized if it had continued to operate as a stand-alone company during the period presented, primarily due to the elimination of certain headcount and administrative costs since the acquisition date resulting from integration activities or due to costs that are now reflected in our unallocated corporate costs and not allocated to Cadillac Jack.

From May 29, 2015 through December 31, 2015
Revenue	$46,075

Net loss	$17,133

Business Acquisition, Pro Forma Information

The following unaudited pro forma statements of operations give effect to the Cadillac Jack acquisition as if it had been completed on January 1, 2014. The unaudited pro forma financial information is presented for illustrative purposes only and is not necessarily indicative of what the operating results actually would have been during the periods presented had the acquisition been completed on January 1, 2014. In addition, the unaudited pro forma financial information does not purport to project future operating results. This information is preliminary in nature and subject to change based on final purchase price adjustments. The pro forma statements of operations do not reflect: (1) any anticipated synergies (or costs to achieve synergies) or (2) the impact of non-recurring items directly related to the Cadillac Jack acquisition.

	Year ended December 31,
	2014	2015
Revenue	$160,341	$156,110

Net loss	$83,709	$54,682